Schedule of Investments (unaudited)	iShares® MSCI USA Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Lockheed Martin Corp.	109,875	$47,479,185
Northrop Grumman Corp.	67,739	29,764,517
		77,243,702
Air Freight & Logistics — 1.7%
CH Robinson Worldwide Inc.	1,783,829	189,353,448
Expeditors International of Washington Inc.	2,300,470	227,907,563
United Parcel Service Inc., Class B	305,965	55,067,581
		472,328,592
Beverages — 1.6%
PepsiCo Inc.	2,509,850	430,966,343
Biotechnology — 6.8%
Amgen Inc.	547,091	127,576,150
BioMarin Pharmaceutical Inc. (a)	1,203,982	97,943,936
Gilead Sciences Inc.	5,679,603	337,027,642
Horizon Therapeutics PLC(a)	945,362	93,174,879
Incyte Corp. (a)	1,550,930	116,257,713
Neurocrine Biosciences Inc. (a)(b)	545,183	49,082,825
Regeneron Pharmaceuticals Inc. (a)	658,802	434,222,986
Seagen Inc. (a)	952,789	124,824,887
Vertex Pharmaceuticals Inc. (a)	1,714,812	468,520,935
		1,848,631,953
Capital Markets — 2.0%
Cboe Global Markets Inc.	1,098,298	124,085,708
CME Group Inc.	752,724	165,102,482
Intercontinental Exchange Inc.	1,486,730	172,178,201
MarketAxess Holdings Inc.	106,646	28,112,952
Tradeweb Markets Inc., Class A(b)	844,882	60,147,150
		549,626,493
Chemicals — 0.3%
Air Products and Chemicals Inc	303,416	71,020,583
Linde PLC	69,569	21,702,745
		92,723,328
Commercial Services & Supplies — 4.8%
Republic Services Inc.	3,017,651	405,180,000
Rollins Inc.	2,363,954	79,287,017
Waste Connections Inc.	2,891,906	398,996,271
Waste Management Inc.	2,646,425	435,178,127
		1,318,641,415
Communications Equipment — 2.6%
Arista Networks Inc. (a)	435,288	50,306,234
Cisco Systems Inc.	7,228,234	354,038,901
Juniper Networks Inc.	1,035,928	32,652,451
Motorola Solutions Inc.	1,303,619	278,570,344
		715,567,930
Containers & Packaging — 0.1%
Amcor PLC	1,367,277	16,215,905
Ball Corp.	276,385	22,431,407
		38,647,312
Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B(a)	1,316,632	425,048,309
Diversified Telecommunication Services — 1.9%
AT&T Inc.	6,988,080	131,795,189
Verizon Communications Inc.	8,495,517	393,342,437
		525,137,626
Security	Shares	Value
Electric Utilities — 5.4%
Alliant Energy Corp.	511,694	$30,092,724
American Electric Power Co. Inc.	1,302,920	129,132,401
Duke Energy Corp.	2,716,722	299,274,096
Evergy Inc.	296,408	20,111,283
Eversource Energy	771,861	67,460,651
NextEra Energy Inc.	4,895,103	347,650,215
Southern Co. (The)	4,217,366	309,512,491
Xcel Energy Inc.	3,843,389	281,566,678
		1,484,800,539
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	2,737,928	195,761,852
Keysight Technologies Inc. (a)	1,597,106	224,026,059
Zebra Technologies Corp., Class A(a)(b)	135,588	50,121,460
		469,909,371
Entertainment — 3.1%
Activision Blizzard Inc.	3,261,961	246,604,252
Electronic Arts Inc.	1,729,284	204,141,976
Netflix Inc. (a)	392,657	74,746,187
Take-Two Interactive Software Inc. (a)(b)	1,105,508	132,119,261
Walt Disney Co. (The)(a)	1,299,473	145,060,171
Warner Bros. Discovery Inc. (a)	1,690,502	30,682,611
		833,354,458
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	309,670	74,636,663
Crown Castle International Corp.	944,942	175,012,708
Equinix Inc.	35,839	25,771,108
Extra Space Storage Inc.	237,166	45,061,540
Public Storage	1,001,907	372,208,450
SBA Communications Corp.	327,241	113,588,624
		806,279,093
Food & Staples Retailing — 3.6%
Costco Wholesale Corp.	86,236	45,853,406
Kroger Co. (The)	9,612,327	518,681,165
Walmart Inc.	2,719,915	416,119,796
		980,654,367
Food Products — 4.1%
Campbell Soup Co.	999,383	47,190,865
General Mills Inc.	1,651,345	116,799,632
Hershey Co. (The)	1,421,872	321,016,041
Hormel Foods Corp.	4,037,081	211,502,674
JM Smucker Co. (The)	549,787	75,282,334
Kellogg Co.	1,802,341	123,460,359
McCormick & Co. Inc./MD, NVS	872,944	87,791,978
Mondelez International Inc., Class A	2,230,328	143,811,549
		1,126,855,432
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories.	712,238	80,839,013
Baxter International Inc.	1,802,992	128,120,612
Becton Dickinson and Co.	820,274	202,763,530
Cooper Companies Inc. (The)(b)	216,053	78,003,775
Masimo Corp. (a)(b)	307,369	34,723,476
Medtronic PLC	1,370,351	143,009,830
		667,460,236
Health Care Providers & Services — 1.2%
Humana Inc.	63,853	28,386,490
Quest Diagnostics Inc.	137,310	18,377,570
UnitedHealth Group Inc.	526,477	267,739,878
		314,503,938

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Technology — 0.3%
Cerner Corp.	583,362	$54,626,018
Veeva Systems Inc., Class A(a)	77,894	14,172,813
		68,798,831
Hotels, Restaurants & Leisure — 2.1%
Domino's Pizza Inc.	308,831	104,384,878
McDonald's Corp.	1,354,543	337,497,934
Starbucks Corp.	1,803,811	134,636,453
		576,519,265
Household Durables — 0.3%
Garmin Ltd.	635,153	69,701,690
Household Products — 3.0%
Church & Dwight Co. Inc.	1,152,059	112,394,876
Clorox Co. (The)	1,076,503	154,445,885
Colgate-Palmolive Co.	1,177,006	90,688,312
Kimberly-Clark Corp.	582,523	80,871,668
Procter & Gamble Co. (The)	2,321,259	372,678,133
		811,078,874
Industrial Conglomerates — 0.5%
3M Co.	510,424	73,613,349
Honeywell International Inc.	347,682	67,279,944
		140,893,293
Insurance — 3.8%
Aon PLC, Class A	390,034	112,325,892
Arthur J Gallagher & Co.	1,399,003	235,718,015
Brown & Brown Inc.	2,516,163	155,951,783
Erie Indemnity Co., Class A, NVS	343,761	55,098,013
Marsh & McLennan Companies Inc.	1,622,403	262,342,565
Progressive Corp. (The)(b)	1,302,751	139,863,347
Travelers Companies Inc. (The)	92,931	15,896,777
Willis Towers Watson PLC	301,674	64,817,676
		1,042,014,068
Interactive Media & Services — 1.2%
Alphabet Inc., Class C, NVS(a)	137,899	317,075,308
Meta Platforms Inc, Class A(a)	72,895	14,613,260
		331,688,568
Internet & Direct Marketing Retail — 0.6%
Amazon.com Inc. (a)	65,931	163,880,071
eBay Inc.	194,064	10,075,803
		173,955,874
IT Services — 10.1%
Accenture PLC, Class A	1,174,034	352,632,852
Akamai Technologies Inc. (a)(b)	1,460,381	163,971,579
Automatic Data Processing Inc.	852,776	186,058,668
Broadridge Financial Solutions Inc.	788,796	113,689,168
Cloudflare Inc., Class A(a)(b)	82,105	7,072,525
Cognizant Technology Solutions Corp., Class A	1,581,606	127,951,925
EPAM Systems Inc. (a)(b)	263,980	69,952,060
Fidelity National Information Services Inc.	779,367	77,274,238
Fiserv Inc. (a)(b)	1,124,282	110,089,693
International Business Machines Corp.	619,107	81,852,136
Jack Henry & Associates Inc.	1,002,265	190,009,399
Mastercard Inc., Class A	607,429	220,727,550
Paychex Inc.	3,160,367	400,513,310
VeriSign Inc. (a)	1,056,616	188,806,713
Visa Inc., Class A	1,746,006	372,126,259
Western Union Co. (The)	5,505,230	92,267,655
		2,754,995,730
Security	Shares	Value

Leisure Products — 0.0%
Peloton Interactive Inc., Class A(a)	564,068	$9,905,034
Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories Inc., Class A(a)	149,592	76,600,079
Danaher Corp.	1,186,014	297,843,696
Thermo Fisher Scientific Inc.	127,762	70,642,165
West Pharmaceutical Services Inc.	127,231	40,085,399
		485,171,339
Machinery — 0.1%
Otis Worldwide Corp.	212,301	15,464,005
Media — 1.7%
Charter Communications Inc., Class A(a)(b)	325,721	139,568,191
Comcast Corp., Class A	2,967,994	118,007,442
Fox Corp., Class B	500,339	16,631,268
Liberty Broadband Corp., Class C, NVS(a)(b)	1,690,463	189,027,573
		463,234,474
Metals & Mining — 1.5%
Newmont Corp.	5,722,877	416,911,589
Multi-Utilities — 2.8%
Ameren Corp.	604,722	56,178,674
CMS Energy Corp.	913,801	62,768,991
Consolidated Edison Inc.	3,066,543	284,391,198
Dominion Energy Inc.	1,281,146	104,592,759
WEC Energy Group Inc.	2,527,768	252,903,188
		760,834,810
Multiline Retail — 2.4%
Dollar General Corp.	1,070,087	254,177,765
Dollar Tree Inc. (a)(b)	563,773	91,584,924
Target Corp.	1,325,674	303,115,360
		648,878,049
Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy Inc.	648,281	88,043,043
Coterra Energy Inc.	1,075,042	30,950,459
		118,993,502
Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	1,346,957	101,385,453
Eli Lilly & Co.	962,174	281,079,891
Johnson & Johnson	2,680,483	483,719,962
Merck & Co. Inc.	4,623,060	410,019,191
Pfizer Inc.	5,826,538	285,908,220
Zoetis Inc.	627,732	111,265,497
		1,673,378,214
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	904,164	73,806,907
Verisk Analytics Inc.	485,807	99,128,919
		172,935,826
Road & Rail — 1.0%
AMERCO	132,964	71,199,563
Old Dominion Freight Line Inc.	700,685	196,275,882
		267,475,445
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom Inc.	167,941	93,104,811
Intel Corp.	526,089	22,932,220
Texas Instruments Inc.	1,314,758	223,837,549
		339,874,580
Software — 6.3%
Adobe Inc. (a)	648,790	256,888,400

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Black Knight Inc. (a)	1,901,600	$125,106,264
Citrix Systems Inc.	1,682,622	168,430,462
Fortinet Inc. (a)	130,978	37,853,952
Intuit Inc.	160,548	67,229,475
Microsoft Corp.	1,275,556	353,992,301
NortonLifeLock Inc.	1,916,760	47,995,670
Oracle Corp.	3,964,279	290,978,079
Palo Alto Networks Inc. (a)(b)	89,589	50,284,514
Tyler Technologies Inc. (a)(b)	553,048	218,293,576
VMware Inc., Class A	120,536	13,022,709
Zoom Video Communications Inc., Class A(a)	432,222	43,036,345
Zscaler Inc. (a)(b)	276,786	56,115,594
		1,729,227,341
Specialty Retail — 1.8%
AutoZone Inc. (a)(b)	101,799	199,064,891
Home Depot Inc. (The)	644,021	193,463,908
O'Reilly Automotive Inc. (a)	181,613	110,157,365
		502,686,164
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.	497,730	78,467,135
Textiles, Apparel & Luxury Goods — 0.1%
Nike Inc., Class B	296,015	36,913,071
Water Utilities — 0.1%
American Water Works Co. Inc.	120,467	18,561,555
Wireless Telecommunication Services — 1.5%
T-Mobile U.S. Inc. (a)(b)	3,206,497	394,848,041
Total Common Stocks — 99.8%
(Cost: $24,486,381,724)		27,281,786,804
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	182,707,553	$182,707,553
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	30,470,000	30,470,000
		213,177,553
Total Short-Term Investments — 0.8%
(Cost: $213,095,060)		213,177,553
Total Investments in Securities — 100.6%
(Cost: $24,699,476,784)		27,494,964,357
Other Assets, Less Liabilities — (0.6)%		(164,864,438)
Net Assets —100.0%		$27,330,099,919

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$432,992,054	$—	$(250,174,385	)(a)	$(85,539)	$(24,577)	$182,707,553	182,707,553	$283,273	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,790,000	—	(20,320,000	)(a)	—	—	30,470,000	30,470,000	28,034		—
					$(85,539)	$(24,577)	$213,177,553		$311,307		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Min Vol Factor ETF
April 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	128	06/17/22	$5,147	$(274,408)
S&P 500 E-Mini Index	191	06/17/22	39,418	(2,388,155)
				$(2,662,563)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$27,281,786,804	$—	$—	$27,281,786,804
Money Market Funds	213,177,553	—	—	213,177,553
	$27,494,964,357	$—	$—	$27,494,964,357
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,662,563)	$—	$—	$(2,662,563)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4